3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Schedule of discontinued operations
Consolidation

3.1.   Consolidation

The consolidated financial statements include BRF and the subsidiaries (note 1.1) where BRF has direct or indirect control, obtained when the Company is exposed to or has right to variable returns in such subsidiaries and has the power to influence these returns.

The financial information of the subsidiaries was prepared using the same accounting policies of Parent Company.

All transactions and balances between BRF and its subsidiaries have been eliminated upon consolidation, as well as the unrealized profits or losses arising from these transactions, net of taxes. Non-controlling interests are presented separately.

Accounting judgments, estimates and assumptions

3.2.    Accounting judgments, estimates and assumptions

The Management made the following judgments which have a material impact on the amounts recognized in the consolidated financial statements :

Main judgments:

»   control, significant influence and consolidation (note 1.1);

»   share-based payment transactions (note 20);

»   transfer of control for revenue recognition (note 27);

»   the probability that will exercise renewal option or anticipated termination of the lease agreements (note 19).

Main estimates:

»   fair value of financial instruments (note 25);

»   annual analyses of impairment of non-financial assets (note 15);

»   expected credit losses (note 6);

»   net realizable value provision for inventories (note 7);

»   fair value of biological assets (note 8);

»   annual analyses of recoverability of taxes (note 9 and 10);

»   fair value of assets held for sale (note 12);

»   useful lives of property, plant, equipment and intangible with definite useful life (note 14 and 15);

»   employee benefits (note 21);

»   provision for tax, civil and labor risks (note 22);

The Company reviews the estimates and underlying assumptions used in its accounting estimates in each reporting period. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

Functional currency and foreign currency transactions

3.3.   Functional currency and foreign currency transactions

The financial statements of each subsidiary included in consolidation are prepared using the currency of the main economic environment where it operates.

The financial statements of foreign subsidiaries with functional currency different from Reais are translated into Brazilian Reais, under the following criteria:

»   Assets and liabilities are translated at the closing exchange rate;

»   Income and expenses are translated at the monthly average rate;

»   The cumulative effects of gains or losses upon translation are recognized in other comprehensive income.

Goodwill arising from business combinations with foreign entities is expressed in the functional currency of that entity and translated by the closing exchange rate for the reporting currency of the acquirer, with the exchange variation effects recognized in other comprehensive income.

The transactions in foreign currency follow the criteria below:

»   Non-monetary assets and liabilities, as well as incomes and expenses, are translated at the historical rate of the transaction;

»   Monetary assets and liabilities are translated at the closing exchange rate;

»   The cumulative effects of gains or losses upon translation of monetary assets and liabilities are recognized in the statements of income (loss).

Hyperinflationary economies

3.4.   Hyperinflationary economies

The Company has subsidiaries in Argentina, which is considered a hyperinflationary economy. For these subsidiaries the accounting policies below are adopted:

Non-monetary items, as well as incomes and expenses, are adjusted by the changes in the inflation index between the initial recognition and the closing date, so that the balances are stated at current value.

As only the subsidiaries located in Argentina are subject to hyperinflation, and the parent company is not in a hyperinflationary economy, the Company did not restate prior balances. The monetary correction (measured by the General Consumer Price Index from Argentina – “IPC”) was recorded in the result of discontinued operations for the subsidiaries sold during the year, and recorded in the result of continued operations for the subsidiaries  in which the Company maintains an equity participation (note 1.1).

The translation of the balances of the subsidiaries with a hyperinflationary economy to the reporting currency were made at the closing rate of the reporting period for both financial position and income statement balances.

The inflation rates used in 2018 and 2019 are demonstrated in the table below:

Period	Accumulated inflation rates
2018	48.01%
2019	53.46%

Business combinations

3.5.    Business combination

Are registered according to the acquisition method, which determines that the cost of an acquisition is measured by the sum of the consideration transferred, assessed based on the fair value on the acquisition date, and the value of any non-controlling interest in the acquired company. The Company measures the non-controlling interest based on its participation in the net assets identified in the acquired company. Costs directly attributable to the acquisition are recorded as expense when incurred.

Business combinations with related parties are recognized using the acquisition method when the agreements have a substance and at cost when no substance is observed in the transaction.

In the acquisition of a business, Management assesses the acquired assets and liabilities assumed in order to classify and allocate them in accordance with the contractual terms, economic circumstances and relevant conditions on the acquisition date.

Initially, goodwill is measured as the excess of the consideration transferred in relation to the fair value of the net assets acquired (identifiable assets and liabilities assumed, net).

After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For purposes of testing the recoverable amount, goodwill is allocated to each of the cash-generating units that will benefit from the acquisition.

Inventories

3.6.    Inventories

Inventories are measured at the lower of the average cost of acquisition or cost of production of finished products and the net realizable value. The cost of finished products includes purchased raw materials, labor, production costs, transportation and storage, which are related to all the processes necessary for bringing the products to sales conditions. Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Normal production losses are included in the production cost for the respective month, while abnormal losses, if any, are expensed in Cost of Products Sold when incurred.

Biological assets

3.7.   Biological assets

The consumable and production biological assets (live animals) and forests are measured at their fair value, using the cost approach technique to live animals and the revenue approach for forests. In determining the fair value of live animals, all losses inherent to the breeding process are already computed.

Income taxes

3.8.   Income taxes

In Brazil, it comprises income tax (“IRPJ“) and social contribution on profit (“CSLL“), which are calculated monthly based on taxable profit, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation. In Brazil, these results suffer the effects of taxation on universal basis established by the Law No. 12,973 / 14. The Company analyzes the results of each subsidiary for the application of its Income Tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

Deferred taxes represent credits and debits on IRPJ tax losses and negative CSLL bases, as well as temporary differences between the tax and accounting bases. Deferred tax and social contribution assets and liabilities are classified as non-current. When the Company’s internal studies indicate that the future use of these credits over a 10-year horizon is not probable, the asset is derecognized (note 10.3).

Deferred tax assets and liabilities are presented net if there is an enforceable legal right to be offset, and if they are under the responsibility of the same tax authority and under the same taxable entity.

Deferred tax assets and liabilities must be measured at the rates applicable in the period in which the asset is realized or the liability is settled, based on the rates (and tax legislation) that are in force on the financial position date.

On January 01, 2019, the interpretation IFRIC 23 became effective, which deals with the recognition and measurement requirements when there is uncertainty about the treatments of tax on profit.

The Company analyzed relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted by the Company. Regarding the known uncertain tax positions, the Company reviewed the corresponding legal opinions and jurisprudence and did not identify impacts to be recorded, since it concluded that the tax authorities are not likely to reject the positions adopted.

The Company will periodically evaluate the positions assumed in which there are uncertainties about the adopted tax treatment and will set up a provision when applicable.

Assets held for sale and discontinued operations

3.9.    Assets held for sale and discontinued operations

Are measured at the lower of the book value and the fair value less selling costs and are not depreciated or amortized. Such items are only classified under this item when its sale is highly probable and they are available for immediate sale in their current conditions.

Losses due to impairment are recorded under Other Operational Expenses.

Discontinued operations for all periods have been presented in a like-captioned line item in the statement of income and cash flows. Prior periods were restated for comparative purposes. The statement of financial position remains as disclosed in prior periods.

Investments

3.10.   Investments

Investments classified in this group: i) in associated companies, that are entities over which the Company has significant influence, which is the power to participate in decisions on the investee’s financial and operational policies, but without individual or joint control of these policies, and; ii) in joint ventures, in which the control of the business is shared through contractual agreement and decisions about the relevant activities require the unanimous consent of the parties.

Investments are initially recognized at cost and subsequently adjusted using the equity method.

Property, plant and equipment

3.11.   Property, plant and equipment

Measured by the cost of acquisition, formation, construction or dismantling, less accumulated depreciation. Loan and financing costs are recorded as part of the costs of property, plant and equipment in progress, considering the weighted average rate of loans and financing effective on the capitalization date.

Depreciation is recognized based on the estimated economic useful life of each asset using the straight-line method. The estimated useful life, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company annually performs an impairment analysis for its cash-generating units, which include the balances of property, plant and equipment (note 15).

Gains and losses on disposals of property, plant and equipment are determined by comparing the sale value with the residual book value and are recognized in the statement of income on the date of sale under Other Operational Income (Expenses).

Intangible assets

3.12.   Intangible assets

Acquired intangible assets are measured at cost at the time of their initial recognition, while those arising from a business combination are recognized at fair value on the acquisition date. After initial recognition, it is presented at cost less accumulated amortization and impairment losses, when applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is recognized in the income statement when incurred.

Intangible assets with definite useful lives are amortized on a straight-line basis over their economic useful lives. The amortization period and method for an intangible asset with definite life are reviewed at least at the end of each fiscal year, and any changes observed are applied prospectively. The amortization of intangible assets with finite lives is recognized in the income statement in the expense category related to their use.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment, being allocated to the cash-generating units (note 15). The Company records in this subgroup mainly goodwill for expected future profitability and the Company’s brands, which are expected to contribute indefinitely to its cash flows.

Contingent assets

3.13.   Contingent assets

Are possible assets whose existence needs to be confirmed by the occurrence or not of one or more uncertain future events. The Company does not record contingent assets, however when the inflow of economic benefits is more likely than not to occur, the contingent assets are disclosed.

Leasing

3.14.   Leasing

3.14.1.   Accounting practice applied until December 31, 2018

Leasing operations whose risks and benefits inherent to ownership are substantially transferred to the Company, are classified as finance leases. If there is no significant transfer of the risks and benefits inherent to the property, the operations are classified as operating leases.

Financial leasing contracts are recognized in property, plant and equipment or intangible assets, against liabilities, at the lower of the present value of the minimum mandatory installments of the contract and the fair value of the asset, plus, when applicable, the initial direct costs incurred in the transaction. The amounts recorded in property, plant and equipment and intangible are depreciated and the interests implicit in the liability are recognized on the income statement according to the duration of the contract.

Operating lease agreements are recognized as an expense over the lease period.

Gains or losses arising from the Company’s sale-leaseback transactions, classified after the sale of the assets as an operating lease, are recognized as follows:

- Immediately in the income for the year when the transaction is measured at fair value;

- If the transaction price is established below or above the fair value, the profit or loss is immediately recognized in the result, except if the result is offset by future lease payments below the market value.

3.14.2.   Accounting practice applied from January 01, 2019

On January 01, 2019, the Company adopted IFRS 16 and opted for the modified retrospective approach without restating comparative periods. Accordingly, all balances related to the year ended on December 31, 2018 (note 19.1) are presented in accordance with the standards previously in force IAS 17, as disclosed above.

In the transition process, the Company chose not to use the practical expedient that allows not to reassess whether a contract is or contains a lease. Consequently, the new lease definitions contained in IFRS 16 were applied to all contracts in force on the transition date. A contract is, or contains a lease, if the contract transfers the right to control the use of an identified asset for a period in exchange for consideration, for which it is necessary to assess whether:

»   the contract involves the use of an identified asset, which may be explicit or implicit, and may be physically distinct or represent substantially the entire capacity of a physically distinct asset. If the supplier has a substantial right to replace the asset, then the asset is not identified;

»   the Company has the right to obtain substantially all the economic benefits from using the asset during the contract period; and

»   the Company has the right to direct the use of the asset. The Company has the right to decide to change how and for what purpose the asset is used, if:

o   has the right to operate the asset, or

o designed the asset, in a way that predetermines how and for what purpose it will be used.

At the beginning of the contract, the Company recognizes a right-of-use asset and a lease liability that represents the obligation to make payments related to the underlying asset of the lease.

The right-to-use asset is initially measured at cost and comprises the initial amount of the lease liability adjusted for any payment made on or before the contract start date, plus any direct initial costs incurred and estimated disassembly, removal costs, restoration of the asset in the place where it is located, less any incentive received.

The right-to-use asset is subsequently depreciated using the straight-line method from the start date to the end of the useful life of the right to use or the end of the lease term. The options for extending the term or early termination of contracts are analyzed individually considering the type of asset involved as well as its relevance in the Company’s production process. The estimated useful life of the right-of-use asset is determined on the same basis as the assets owned by the Company. Additionally, the right-to-use asset is periodically reduced to recoverable value in accordance with IAS 36, when applicable, and readjusted by remeasurement of the lease liability.

The lease liability is initially measured at the present value of the payments not made, less the incremental loan rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change (i) in future payments resulting from a change in index or rate (ii) in the estimate of the expected amount to be paid in the guaranteed residual value or (iii) in the assessment of whether the Company will exercise the purchase option, extension or termination.

When the lease liability is remeasured, the corresponding adjustment amount is recorded in the book value of the right-of-use asset or in the profit and loss statement, if the book value of the right-of-use asset has been reduced to zero.

As a result of the adoption of IFRS 16, on January 01, 2019, there was recognition of a right-of-use asset of R$2,397,743, a lease liability of R$2,391,456, and the difference between the balances in the amount of R$6,287, which was caused by provisions for operating leases already recorded on December 31, 2018, in Shareholders’ Equity. Such contracts were previously disclosed as an operating lease, according to the annual consolidated financial statements for the year ended December 31, 2018 (note 23.1).

The Company used the following practical steps to transition to the new lease accounting requirements:

»   chose not to recognize assets with right to use and lease liabilities with a contract term of less than 12 months, and with no purchase option and of low value. Payments associated with such contracts are recognized as an expense in the income statement on a straight-line basis over the lease period;

»   use of a single discount rate for each lease portfolio with reasonably similar characteristics. In this sense, the incremental loan rate was obtained, as of January 01, 2019, applicable to each of the leased asset portfolios. Through this methodology, the Company obtained a weighted average rate of 7.92%.

Additionally, contracts with an indefinite term with no fixed payment are expensed as incurred.

Share based payments

3.15.   Share based payments

The Company offers to its executives stock option plans and restricted stock plans of its own issuance. The Company recognizes as an expense the fair value of the options or shares, measured at the grant date, on a straight-line basis during the period of service required by the plan, with a corresponding entry to: the shareholders’ equity for plans exercisable in shares; and to liabilities for cash exercisable plans. The accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered.

The expense of the plans is recognized in the income statement in accordance with the function performed by the beneficiary. The expense is reversed when vesting conditions are not met.

The outstanding stock options are considered as an additional dilution in the calculation of diluted earnings per share when the exercise price is lower than the current share price.

Pension and other post-employment plans

3.16.   Pension and other post-employment plans

The Company sponsors supplementary defined benefit and defined contribution pension plans, as well as other post-employment benefits for which an actuarial appraisal is annually prepared by an independent actuary and is reviewed by Management. The cost of defined benefits is established separately for each plan using the projected unit credit method.

The measurements comprise the actuarial gains and losses, the effect of the limit on contributions and returns on the plan assets and are recognized in the financial position against other comprehensive income when incurred, except Award for Length of Service, which its recognition occurs against statement of income. These measurements are not reclassified to statement of income in subsequent periods.

The Company recognizes the net defined benefit asset when:

»   controls the resource and has the ability to use the surplus to generate future benefits;

»   the control is the result of past events;

»   future economic benefits are available for the Company in the form of a reduction in future contributions or cash refunds, either directly to the sponsor or indirectly to another loss-making fund. The effect of the asset limit (irrecoverable surplus) is the present value of these future benefits.

Past service costs are recognized in income for the year on the following dates, whichever comes first:

»   the date of changing the plan or significantly reducing the expected length of service;

»   the date in which the Company recognizes the costs related to restructuring.

The cost of services and net interest on the value of the defined benefit liability or asset are recognized in the expense categories related to the function the beneficiary performs and to the financial result, respectively.

Employee and management profit sharing

3.17.   Employee and management profit sharing

Employees are entitled to profit sharing based on certain targets agreed upon on an annual basis, whereas directors are entitled to profit sharing based on the provisions of the bylaws, proposed by the Board of Directors and approved by the shareholders. The profit-sharing amount is recognized in the statement of income when the targets are achieved.

Provision for tax, civil and labor risks and contingent liabilities

3.18.   Provision for tax, civil and labor risks and contingent liabilities

The provisions are recognized when the Company has a present obligation, formalized or not, as a result of a past event, the outflow of resources to settle the obligation is likely to occur and a reliable estimate can be made.

The Company is involved in several legal and administrative procedures, mainly in Brazil. Assessments of the likelihood of loss in these lawsuits include an analysis of the available evidences, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system, as well as the assessment of outside lawyers. Provisions are reviewed and adjusted to reflect changes in circumstances, such as the applicable limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

In cases where there are a large number of lawsuits and the amounts are not individually relevant, the Company use historical studies to determine the probability and amounts of losses.

Contingent liabilities from business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably.

Financial instruments

3.19.   Financial instruments

Are contracts that give rise to a financial asset for one entity and a financial liability or equity instrument for another. Their presentation in the statement of financial position and explanatory notes takes place according to the characteristics of each contract.

3.19.1.   Financial Assets

Are recognized when the entity becomes party to the contractual provisions of the instrument and classified based on the characteristics of its cash flows and on the management model for the asset. The table below shows how to classify and measure financial assets:

Category	Initial Measurement	Subsequent Measurement
Amortized Cost	Accounts receivable from Clients and other receivables: billed amount adjusted to present value and, when applicable, reduced by expected credit losses

	For other assets: Fair value less costs directly attributable to its issuance	Interest, changes in amortized cost and expected credit losses recognized in the income statement.
Fair Value through Profit and Loss (“FVTPL”)	Fair Value	Variation on the fair value recognized in the income statement.
Fair Value through Other Comprehensive Income (“FVTOCI”).	Fair value less costs directly attributable to its issuance.	Changes in fair value recognized in other comprehensive income. Upon settlement or transfer, accumulated gains or losses are directly reclassified to Retained earnings or accumulated losses.
For debt instruments, expected credit losses are recognized directly in the statement of income.

The Company evaluates expected credit losses in each reporting period for instruments measured at amortized cost and for debt instruments measured at Fair Value through Other Comprehensive Income. Losses and reversals of losses are recorded in the income statement.

A financial asset is only derecognized when contractual rights expire or are effectively transferred.

Cash and cash equivalents: comprises the balances of cash, banks and securities of immediate liquidity whose maturities, at the time of acquisition, are equal to or less than 90 days, readily convertible into a known amount of cash and which are subject to an insignificant risk of change in value. Securities classified in this group, by their very nature, are measured at fair value through profit or loss.

Expected credit losses in Accounts receivable from customers and other receivables: the Company regularly assesses the historical losses on the customer portfolios it has in each region, taking in consideration the dynamics of the markets in which it operates and instruments it has for reducing credit risks, such as: letters of credit, insurance and collateral, as well as identifying specific customers whose risks are significantly different than the portfolio, which are treated according to individual expectations.

Based on these assessments, estimated loss factors are generated by portfolio and aging class, which, applied to the amounts of accounts receivable, generate the expected credit losses. Additionally, the Company evaluates macroeconomic factors that may influence these losses and, if necessary, adjusts the calculation model.

Securities receivable with legal proceedings in place are reclassified to noncurrent as well as the related estimated credit losses. The securities are written off against the estimated loss when the Management considers that they are no longer recoverable after taking all appropriate actions to collect them.

3.19.2.   Financial Liabilities

Are recognized when the entity becomes party to the contractual provisions of the instrument. The initial measurement is at fair value and subsequently at amortized cost using the effective interest rate method.

A financial liability is only derecognized when the contractual obligation expires, is settled or canceled.

3.19.3.   Adjustment to present value

The Company measures the adjustment to present value on short and long-term balances of accounts receivable, suppliers and other obligations, being recognized as a deduction in the asset accounts against the financial result. The Company adopts the weighted average cost of capital to determine the adjustment to present value of the mentioned assets and liabilities, which corresponds to 11.3% per year on December 31, 2019 (10.4% p.a. on December 31, 2018).

3.19.4.   Hedge accounting

The Company has chosen to apply the requirements of IFRS 9 in relation to hedge accounting.

Cash flow hedge: the effective portion of the gain or loss on the hedge instrument is recognized under Other Comprehensive Income and the ineffective portion in the Financial result. Accumulated gains and losses are reclassified to the Income statement or statement of financial position when the hedge object is recognized, adjusting the item in which the hedge object was accounted for.

When the instrument is designated in a cash flow hedge relationship, changes in the fair value of the future element of the forward contracts and the time value of the options are recognized under Other Comprehensive Income. When the instrument is settled, these hedge costs are reclassified to the income statement together with the intrinsic value of the instruments.

Fair value hedge: the effective portion of the hedge instrument’s gain or loss is recognized in the Income Statement or statement of financial position, adjusting the item under which the hedge object is or will be recognized. The hedge object, when designated in this relationship, is also measured at fair value.

Net investment hedge accounting: as of August 31, 2019, the Company adopted this practice. In this relation, the effective result of the exchange variation of the instrument is recorded under Other Comprehensive Income, in the same item in which the accumulated translation adjustments of the investments (hedge objects) are recognized. Only when the hedged investments are sold, the accumulated amount is reclassified to the income statement, adjusting the gain or loss on the sale.

Segment information

3.20.   Segment information

An operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company’s management reviews the financial information for decision making. The Company’s management identified the operating segments, which meet the quantitative and qualitative parameters of disclosure, pursuant its current management model (note 26).

Revenue from contracts with customers

3.21.   Revenue from contracts with customers

Sales revenues comprise the fair value of the consideration received or receivable for the sale of products, net of applicable taxes, returns, rebates and discounts.

Sales revenues are recognized in accordance with the accrual basis of accounting, when the sales value is reliably measurable and the Company no longer has control over the product sold or any other liability related to its ownership and, it is likely that the economic benefits will be received by the Company.

The sales process begins with sales orders and formal agreements, in general signed with large retail and wholesale chains. The discounts and rebates may be negotiated on a spot basis or may have its conditions formally defined in the agreements. In all cases, the performance condition is satisfied when the control of the goods is transferred to the client.

The Company has sales with cash and installment payments, which are adjusted to present value for recognition of the financial component (note 3.19.5).

Government grants

3.22.   Government grants

Government grants are recognized at fair value when there is reasonable assurance that the conditions established will be met and the benefit will be received. The amounts appropriated as revenue in the income statement, when used to reduce income taxes, are transferred from retained earnings to the tax incentive reserve in the years the Company presents profit higher than the reclassification.